Line of Credit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Line of Credit Facility [Abstract]
Line of credit maximum borrowing capacity	$ 1,250,000
Interest rate basis	prime plus 0.05%
Interest rate	4.25%	6.00%
Debt maturity	Oct. 12, 2020
Line of credit	$ 1,236,598	$ 1,230,550
Minimum average bank balance	$ 50,000
Percentage of curtailment of outstanding balance	20.00%
Number of common stock owned by two stockholders	850,000